Exhibit 99.1

World Omni Select Auto Trust 2020-A

Monthly Servicer Certificate

October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	486,341,021.35	22,354
Principal Payments	20,475,630.84	653
Defaulted Receivables	1,590,101.58	77
Repurchased Accounts	0.00	0
Pool Balance at 10/31/21	464,275,288.93	21,624

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.61%
Prepayment ABS Speed	1.86%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	20,009,643.17	890
Past Due 61-90 days	4,950,107.38	235
Past Due 91-120 days	707,195.50	45
Past Due 121+ days	0.00	0
Total	25,666,946.05	1,170

Total 31+ Delinquent as % Ending Pool Balance	5.53%
Total 61+ Delinquent as % Ending Pool Balance	1.22%
Delinquency Trigger Occurred	NO

Recoveries	1,516,699.22
Aggregate Net Losses/(Gains) - October 2021	73,402.36
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.18%
Prior Net Losses/(Gains) Ratio	1.07%
Second Prior Net Losses/(Gains) Ratio	0.48%
Third Prior Net Losses/(Gains) Ratio	0.76%
Four Month Average	0.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	58,034,411.12
Actual Overcollateralization	58,034,411.12
Weighted Average Contract Rate	8.35%
Weighted Average Remaining Term	53.45

Flow of Funds	$ Amount
Collections	25,230,288.40
Investment Earnings on Cash Accounts	307.04
Servicing Fee	(506,605.23)
Transfer to Collection Account	-
Available Funds	24,723,990.21

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	110,373.20
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	48,482.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	46,010.42
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	53,351.67
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	19,307,515.87
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	5,158,257.05

Total Distributions of Available Funds	24,723,990.21

Servicing Fee	506,605.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Note Balance @ 10/15/21	425,548,393.68
Principal Paid	19,307,515.87
Note Balance @ 11/15/21	406,240,877.81

Class A-1
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2
Note Balance @ 10/15/21	97,378,393.68
Principal Paid	19,307,515.87
Note Balance @ 11/15/21	78,070,877.81
Note Factor @ 11/15/21	22.7744684%

Class A-3
Note Balance @ 10/15/21	157,600,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	157,600,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	69,260,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	69,260,000.00
Note Factor @ 11/15/21	100.0000000%

Class C
Note Balance @ 10/15/21	44,170,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	44,170,000.00
Note Factor @ 11/15/21	100.0000000%

Class D
Note Balance @ 10/15/21	37,660,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	37,660,000.00
Note Factor @ 11/15/21	100.0000000%

Class E
Note Balance @ 10/15/21	19,480,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	19,480,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	258,217.29
Total Principal Paid	19,307,515.87
Total Paid	19,565,733.16

Class A-1
Coupon	0.20633%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.47000%
Interest Paid	38,139.87
Principal Paid	19,307,515.87
Total Paid to A-2 Holders	19,345,655.74

Class A-3
Coupon	0.55000%
Interest Paid	72,233.33
Principal Paid	0.00
Total Paid to A-3 Holders	72,233.33

Class B
Coupon	0.84000%
Interest Paid	48,482.00
Principal Paid	0.00
Total Paid to B Holders	48,482.00

Class C
Coupon	1.25000%
Interest Paid	46,010.42
Principal Paid	0.00
Total Paid to C Holders	46,010.42

Class D
Coupon	1.70000%
Interest Paid	53,351.67
Principal Paid	0.00
Total Paid to D Holders	53,351.67

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3223807
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.1051673
Total Distribution Amount	24.4275480

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1112598
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	56.3229751
Total A-2 Distribution Amount	56.4342349

A-3 Interest Distribution Amount	0.4583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4583333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	1.0416667
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0416667

D Interest Distribution Amount	1.4166668
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.4166668

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	12,989,245.45
Investment Earnings	287.91
Investment Earnings Paid	(287.91)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	12,989,245.45
Change	-

Required Reserve Amount	12,989,245.45

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,683,966.56	$7,445,818.08	$6,687,755.22
Number of Extensions	279	312	286
Ratio of extensions to Beginning of Period Receivables Balance	1.37%	1.46%	1.25%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.